Summary of Significant Accounting Policies - Schedule of Company’s Current Credit Risk-Grading Framework (Details)	6 Months Ended
Jun. 30, 2026
Low Risk [Member]
Summary of Significant Accounting Policies - Schedule of Company’s Current Credit Risk-Grading Framework (Details) [Line Items]
Current credit risk, Description	The counterparty has a low risk of default and does not have any past-due amounts
Current credit risk, Basis of recognizing estimated Credit Loss (“ECL”)	12-month ECL
Doubtful [Member]
Summary of Significant Accounting Policies - Schedule of Company’s Current Credit Risk-Grading Framework (Details) [Line Items]
Current credit risk, Description	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.
Current credit risk, Basis of recognizing estimated Credit Loss (“ECL”)	Lifetime ECL - not credit impaired
In Default [Member]
Summary of Significant Accounting Policies - Schedule of Company’s Current Credit Risk-Grading Framework (Details) [Line Items]
Current credit risk, Description	There is evidence indicating the asset is credit impaired.
Current credit risk, Basis of recognizing estimated Credit Loss (“ECL”)	Lifetime ECL - credit impaired
Write-off [Member]
Summary of Significant Accounting Policies - Schedule of Company’s Current Credit Risk-Grading Framework (Details) [Line Items]
Current credit risk, Description	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.
Current credit risk, Basis of recognizing estimated Credit Loss (“ECL”)	Amount is written off